PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment were comprised of the following at:

	June 30, 2021	December 31, 2020
Capital Equipment	$1,354,824	$1,350,794
Leasehold improvements	75,436	75,436
Accumulated Depreciation	(1,387,035)	(1,372,798)
Net Fixed Assets	$43224	$53,432

Property and equipment were comprised of the following at:

	December 31, 2020	December 31, 2019
Capital Equipment	$1,350,794	$1,350,794
Leasehold improvements	75,436	75,436
Accumulated Depreciation	(1,372,798)	(1,351,763)
Net Fixed Assets	$53,432	$74,467